Commitments	12 Months Ended
Dec. 31, 2017
Disclosure Of Commitments [Abstract]
Disclosure of commitments [text block]
21.	Commitments

Advantage has lease commitments relating to office buildings of $1.8 million (December 31, 2016 - $3.0 million) and transportation commitments of $384.9 million (December 31, 2016 - $180.2 million). The estimated remaining annual minimum payments are as follows:

	December 31
	2017	2016
2017	$-	$26,067
2018	47,327	27,338
2019	51,316	28,519
2020	49,941	21,850
2021	45,997	17,892
2022	43,885	17,566
2023 and thereafter	148,239	43,980
Total commitments	$386,705	$183,212